Provisions, contingent liabilities, contingent assets and credit commitments	6 Months Ended
Mar. 31, 2022
Provisions, contingent liabilities, contingent assets and credit commitments
Provisions, contingent liabilities, contingent assets and credit commitments

Note 14. Provisions, contingent liabilities, contingent assets and credit commitments

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated. Provisions raised by the Group are set out in the table in the “Provisions” section below. Where it is not probable there will be an outflow of economic resources or where a liability cannot be reliably estimated a contingent liability may exist.

Provisions

	As at 31 March 2022
		Annual					Compliance,
		leave and	Litigation	Provision for			regulation
	Long	other	and non-	impairment	Lease	Restructuring	and
	service	employee	lending	on credit	restoration	and other	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Balance as at beginning of period	531	803	117	401	201	376	1,142	3,571
Additions	43	560	40	79	4	79	130	935
Utilisation	(27)	(740)	(36)	—	(8)	(97)	(379)	(1,287)
Reversal of unutilised provisions	(38)	(7)	(12)	—	—	(13)	(114)	(184)
Balance as at end of period	509	616	109	480	197	345	779	3,035

Compliance, regulation and remediation provisions

Provisions for the Half Year 2022 in respect of compliance, regulation and remediation include estimates of:

●	Customer refunds associated with matters of potential historical misconduct;
●	Costs of completing remediation programs; and
●	Potential non-lending losses and costs connected with certain litigation and regulatory investigations.

It is possible that the actual outcome for these matters may differ from the assumptions used in estimating the provision. Remediation processes may change over time as further facts emerge and such changes could result in a change to the final exposure.

Life insurance premium increases

The Group has raised a provision for customer remediation to refund certain premium increases made in 2016 and 2017, following a review by the Group in relation to certain life insurance products issued by Westpac Life Insurance Services Limited (WLIS), with Product Disclosure Statements issued in the years 2010 to 2017. This is a complex review, the remediation plan is in its early stages (including consultations with regulators), and some aspects remain uncertain. As such, there is a risk that additional customer remediation may be required in the future in relation to other premium increases, and the amount provisioned may change. Further information is set out below in ‘Contingent Liabilities’.

Certain litigation and regulatory proceedings

As at 31 March 2022, the Group held provisions in respect of potential non-lending losses and costs connected with certain litigation including:

●	an ongoing class action against BT Funds Management Limited (BTFM) and WLIS in the Federal Court of Australia in relation to aspects of BTFM’s BT Super for Life former cash investment option;
●	the agreed resolution of ASIC’s proceedings against Westpac in the Federal Court of Australia in relation to the sale of consumer credit insurance (CCI) products to certain customers who Westpac has accepted did not request this product; and
●	the resolution of six separate longstanding matters with ASIC, through agreed civil penalty proceedings in the Federal Court of Australia, in relation to:
–	the continued charging of advice service fees to customer accounts following the death of the relevant account holder;
–	the sale and assignment of credit card and flexi loan debts to third party debt purchasers;
–	Westpac’s systems and processes for accounts held by deregistered companies and Westpac’s approach to rectification and remediation of the relevant issues;
–	the adequacy of disclosure of contribution fees charged to customers for certain of our products and services;
–	the provision of home and contents insurance, including where some customers received duplicate policies or were issued policies without their consent; and
–	arrangements concerning the provision of insurance to some superannuation customers (including the charging of adviser insurance commissions in superannuation).

Note 14. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Subsequent to 31 March 2022 the Federal Court made final penalty orders in respect of the seven ASIC matters referred to above. The provisions held reflect these final penalties and ASIC’s costs, which Westpac is required to pay.

There remains considerable uncertainty as to the expenses that may be associated with matters that are yet to be determined by a Court and, in particular, the approach a Court may take in assessing any appropriate awards, penalties or damages. This includes where the parties may agree a proposed settlement amount and submit it to the Court on an agreed basis (which the Court would have regard to but not be obliged to accept). The actual aggregate expense to Westpac associated with either an agreed or court determined resolution of the matters may be materially higher or lower than any provision.

Restructuring provisions

The Group carries restructuring provisions in relation to changes in business restructures primarily for separation and redundancy costs. The balance primarily relates to business sales entered into or completed during the current or prior reporting period. Refer to Note 17 for further details.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resource is remote.

Regulatory investigations, reviews and inquiries

Regulators, statutory authorities and other bodies routinely conduct investigations, reviews and inquiries involving the financial services sector, both in Australia and overseas. These regulatory actions may consider a range of subject matters, and in Australia, a number of regulatory investigations and reviews are currently considering potential misconduct in relation to credit and financial services. Matters the subject of regulatory reviews are also assessed for their impact on customers, with customer remediation undertaken where appropriate in accordance with the Group’s Customer Remediation Policy.

Domestic regulators such as ASIC, APRA, AUSTRAC, the OAIC, the ATO and the Fair Work Ombudsman, as well as certain international regulators such as the Reserve Bank of New Zealand, Financial Markets Authority and Commerce Commission in New Zealand, and Hong Kong Monetary Authority, are currently conducting investigations, reviews or inquiries, covering a range of matters involving the Group, that may include potential civil, civil penalty and criminal contraventions.

These include:

●	investigations by the OAIC in relation to certain practices and systems for compliance with the Privacy Act 1988 (Cth);
●	the provision of superannuation (including the adequacy of arrangements for the provision of written reasons to complainants about the payment of death benefits, and insurance in superannuation); and
●	other areas such as: risk governance; RBNZ liquidity policy and associated risk culture; credit portfolio management; prudential standards compliance; conflicts management; hardship processes in relation to consumer / equipment finance; and anti-money laundering and counter-terrorism financing processes and procedures (including reporting).

It is uncertain what (if any) actions will result following the conclusion of these investigations or matters. No provisions have yet been made in relation to any financial penalty that might arise in the event proceedings are pursued in relation to the matters outlined above, as any potential future liability of that kind cannot be reliably estimated at this time.

These investigations may result (or have resulted) in litigation (including class action proceedings and criminal proceedings), significant fines and penalties, infringement notices, enforceable undertakings, referral to the relevant Commonwealth or State Director of Public Prosecutions for consideration for criminal prosecution, imposition of capital or liquidity requirements, licence revocation or variation, or other action being taken by regulators or other parties. Given the size of Westpac, these investigations have in some instances resulted, and could in the future result, in findings of a significant number of breaches of obligations. This in turn could lead to significant financial and other penalties. Prior penalties and contraventions by Westpac in relation to similar issues can also affect penalties that may be imposed.

Litigation

There are ongoing Court proceedings, claims and possible claims against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated, including in relation to those listed below. No provision has been recognised for potential losses that may arise in relation to the matters below because liability is not certain and cannot be reliably estimated.

Note 14. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Regulatory litigation

●	On 5 May 2021, ASIC filed civil proceedings against Westpac alleging that it had engaged in insider trading and unconscionable conduct and failed to comply with its Australian Financial Services Licence obligations. The allegations relate to interest rate hedging activity during Westpac’s involvement in the 2016 Ausgrid privatisation transaction. Westpac has filed its Response to ASIC’s Concise Statement. A hearing date for this matter has been set down for 18 March 2024.

Class actions

●	Westpac is defending a class action proceeding which was commenced in December 2019 in the Federal Court of Australia on behalf of certain investors who acquired an interest in Westpac securities between 16 December 2013 and 19 November 2019. The proceeding involves allegations relating to market disclosure issues connected to Westpac’s monitoring of financial crime over the relevant period, and matters which were the subject of the AUSTRAC civil proceedings. The damages sought are unspecified. However, given the time period in question and the nature of the claims, it is likely that any alleged damages will be significant.
●	On 28 February 2020, a class action was commenced against Westpac Banking Corporation, Westpac General Insurance Limited and WLIS in the Federal Court of Australia in relation to Westpac’s sale of CCI products to customers. A number of similar class actions have been filed against other industry participants. It is alleged the three entities failed to adhere to a number of obligations in selling CCI in conjunction with credit cards, personal loans and flexi loans. The damages sought by the claim are unspecified. The three entities are defending the proceedings. The matter has been set down for an initial trial commencing in November 2022.
●	On 16 July 2020, a class action was commenced against Westpac Banking Corporation and St.George Finance Limited (SGF) in the Supreme Court of Victoria in relation to flex commissions paid to auto dealers from 1 March 2013 to 31 October 2018. This proceeding is one of two class actions commenced against a number of lenders in the auto finance industry. It is alleged Westpac and SGF are liable for the unfair conduct of dealers acting as credit representatives and engaged in misleading or deceptive conduct. The damages sought are unspecified. Westpac and SGF are defending the proceedings. Westpac has not paid flex commissions since 1 November 2018 following an industry-wide ban issued by ASIC.

Westpac is aware from media reports and other publicly available material that at least one other class action (and possibly more) against Westpac entities is being investigated. For example, in July 2020, a law firm publicly stated that it intends to commence a class action against BTFM alleging that since 2014, BTFM did not act in the best interests of members of certain superannuation funds when obtaining group insurance policies. Westpac has not been served with a claim in relation to this matter and has no further information about the scope of the proposed claim beyond the public statements issued by the law firm involved.

Internal reviews and remediation

As in prior periods, Westpac is continuing to undertake a number of reviews to identify and resolve issues that have the potential to impact our customers, employees, reputation and other relevant stakeholders. These internal reviews continue to identify issues in respect of which we are taking steps or will take steps to put things right so that our customers and employees (as applicable) are not disadvantaged from certain past practices, including making compensation/remediation payments and providing refunds where appropriate. These issues include, among other things, compliance with lending obligations (including responsible lending); payroll processes; regulatory reporting; sufficiency of training, policies and procedures; product disclosure; tax withholding processes for persons under 16; international funds transfer instruction reporting; storage and use of tax file numbers and other personal information; and impacts from inadequate product governance, including the way some product terms and conditions are operationalised.

The Group is reviewing premium increases on certain life insurance products following several customer complaints. This review relates to life insurance products issued by WLIS, with Product Disclosure Statements issued in the years 2010 to 2017. Although a provision has been raised for some remediation aspects, this is a complex review where a number of the outcomes remain uncertain. There remains a risk that customer remediation may be required (over and above what has been provided for) as well as a risk of regulatory or other action against WLIS or other entities in the Group. The review is also considering the premium increases that can and should be made in the future, and there is a risk that the outcomes of the review, or regulatory responses to the review, could significantly impact the financial and/or capital position of WLIS.

In addition, our New Zealand business is reviewing its processes for some products relating to the requirements of the New Zealand Credit Contracts and Consumer Finance Act 2003. The outcome of this complex review is uncertain and could result in customer remediation, regulatory action, litigation, and reputational damage.

By undertaking these reviews, we can also improve our processes and controls. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Even where Westpac has remediated or compensated customers and employees, there can still be the risk of regulators challenging the basis or scope of remediation, imposing penalties, enforceable

Note 14. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

undertakings or other sanctions. Contingent liabilities may exist in respect of actual or potential claims or proceedings (which could be brought by customers, regulators or criminal prosecutors), compensation/ remediation payments and/or refunds identified as part of these reviews.

Australian Financial Complaints Authority

Contingent liabilities also exist in relation to customer complaints brought before the Australian Financial Complaints Authority (AFCA). AFCA has the power to make determinations about complaints and can award compensation up to certain thresholds.

Financial Claims Scheme

Under the Financial Claims Scheme (FCS), the Australian Government provides depositors a free guarantee of deposits in eligible ADIs of up to and including $250,000, per account holder, per protected account in an eligible ADI. The FCS applies to an eligible ADI if APRA has applied for the winding up of the ADI or a Banking Act statutory manager is in control of the ADI's business, and the responsible Australian Government minister has declared that the FCS applies to the ADI.

The Financial Claims Scheme (ADIs) Levy Act 2008 (Cth) provides for the imposition of a levy to fund the excess of certain APRA FCS costs connected to an ADI, including payments by APRA to deposit holders in a failed ADI. The levy would be imposed on liabilities of eligible ADIs to their depositors and cannot be more than 0.5% of the amount of those liabilities. A contingent liability may exist in respect of any levy imposed under the FCS.

Contingent tax risk

Tax and regulatory authorities in Australia and in other jurisdictions are reviewing the taxation treatment of certain transactions (both historical and present-day transactions) undertaken by the Group in the course of normal business activities and the claiming of tax incentives and indirect taxes such as GST. The Group also responds to various notices and requests for information it receives from tax and regulatory authorities.

These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

The Group has assessed these and other taxation claims arising in Australia and elsewhere, including seeking independent advice.

Settlement risk

The Group is subject to a credit risk exposure in the event that another counterparty fails to settle for its payments clearing activities (including foreign exchange). The Group seeks to minimise credit risk arising from settlement risk in the payments system by aligning our processing method with the legal certainty of settlement in the relevant clearing mechanism.

Exposures to third parties relating to divested businesses

The Group has potential exposures relating to warranties, indemnities, and other commitments it has provided to third parties in connection with various divestments of businesses and assets and other transactions. The warranties, indemnities and other commitments cover a range of matters and risks, including certain compliance, regulatory investigations and litigation matters outlined in this Note 14.

Parent entity guarantees and undertakings to subsidiaries

Westpac Banking Corporation, as the parent entity of the Group makes the following guarantees and undertakings to its subsidiaries:

●	letters of comfort for certain subsidiaries which recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations; and
●	guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. All but two guarantees are capped at $20 million per year (with an automatic reinstatement for another $20 million) and two specific guarantees are capped at $2 million (with an automatic reinstatement for another $2 million).

Contingent assets

The credit commitments shown in the following table also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.

Note 14. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

They expose the Group to liquidity risk when called upon and also to credit risk if the customer fails to repay the amounts owed at the due date. The maximum exposure to credit loss is the contractual or notional amount of the instruments. Some of the arrangements can be cancelled by the Group at any time and a significant portion is expected to expire without being drawn. The actual liquidity and credit risk exposure varies in line with amounts drawn and may be less than the amounts disclosed.

The Group uses the same credit policies when entering into these arrangements as it does for on-balance sheet instruments. Refer to Note 21 of the 2021 Annual Report for further details of liquidity risk and credit risk management.

Undrawn credit commitments excluding derivatives are as follows:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Undrawn credit commitments
Letters of credit and guarantees[1]	11,716	11,323	11,528	3	2
Commitments to extend credit[2]	189,415	188,768	187,106	—	1
Other	55	—	69	—	(20)
Total undrawn credit commitments[3]	201,186	200,091	198,703	1	1

1.	Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.
2.	Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 31 March 2022 the Group had offered $9.5 billion (30 September 2021: $9.7 billion, 31 March 2021: $9.6 billion) of facilities to customers, which had not yet been accepted.
3.	Includes nil (30 September 2021: $0.8 billion, 31 March 2021: $0.4 billion) of undrawn credit commitments related to facilities which are held for sale.